Application of New and Amended International Financial Reporting Standards (Tables)	12 Months Ended
Dec. 31, 2018
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Schedule of Original And New Measurement Categories and Carrying Amounts under IAS 39 and IFRS 9

The following table shows the original measurement categories and carrying amounts under IAS 39 and the new measurement categories and carrying amounts under IFRS 9 for each class of the Company’s financial assets and financial liabilities as of January 1, 2018.

	Measurement Category		Carrying Amount
	IAS 39	IFRS 9	IAS 39	IFRS 9	Note
			NT$	NT$
			(In Millions)
Financial Assets
Cash and cash equivalents	Loans and receivables	Amortized cost	$28,825	$28,825	1)
Equity securities	Available-for-sale	FVTPL	596	596	2)
	Available-for-sale	FVOCI- equity investments	5,155	6,997	2)
Trade notes and accounts receivable, receivables from related parties, other current monetary assets and refundable deposits	Loans and receivables	Amortized cost	40,158	40,158	1)
Financial Liabilities
Short-term loans, trade notes and accounts payable, payables to related parties, partial other payables, customers’ deposit and loan-term loans	Amortized cost	Amortized cost	39,725	39,725
Derivatives	Held-for-trading	FVTPL	1	1
	Hedging derivative financial liabilities	Hedging financial liabilities	1	1	3)

	IAS 39 Carrying Amount January 1, 2018	Reclassifi- cations	Remea- surements	IFRS 9 Carrying Amount January 1, 2018	Retained Earnings Effect on January 1, 2018	Other adjustment Effect on January 1, 2018	Noncontrolling Interests Effect on January 1, 2018	Note
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Financial assets measured at FVTPL	$—	$—	$—	$—	$—	$—	$—
Add: reclassification from available for sale (IAS 39) - mandatory reclassification	—	596	—	596	6	(6)	—	2)
	—	596	—	596	6	(6)	—

Financial liabilities measured at FVTPL	(1)	—	—	(1)	—	—	—

Financial assets measured at FVOCI- equity investments	—	—	—	—	—	—	—
Add: reclassification from available for sale (IAS 39) - designated at January 1, 2018	—	5,155	1,842	6,997	1,516	327	(1)	2)
	—	5,155	1,842	6,997	1,516	327	(1)

Financial assets measured at Amortized cost	—	—	—	—	—	—	—
Add: reclassification from loans and receivables (IAS 39)	—	68,983	—	68,983	—	—	—	1)
	—	68,983	—	68,983	—	—	—

Financial liabilities measured at amortized cost	—	—	—	—	—	—	—
Add: reclassification from amortized cost (IAS 39)	—	(39,725)	—	(39,725)	—	—	—
	—	(39,725)	—	(39,725)	—	—	—

Hedging financial liabilities	—	—	—	—	—	—	—
Add: reclassification from Hedging derivative instrument (IAS 39)	—	(1)	—	(1)	—	—	—	3)
	—	(1)	—	(1)	—	—	—

Total	$(1)	$35,008	$1,842	$36,849	$1,522	$321	$(1)
1)

Cash and cash equivalents, trade notes and accounts receivable, receivables from related parties, other current monetary assets and refundable deposit that were classiﬁed as loans and receivables under IAS 39 are now classiﬁed as financial assets measured at amortized cost with assessment of expected credit loss.

2)

The Company elected to reclassify equity securities originally classified as available-for-sale under IAS 39 to FVTPL and designated at FVOCI in accordance with IFRS 9. As a result, the related other equity - unrealized gain or loss on available-for-sale financial assets of $6 million and $556 million were reclassified to retained earnings and to other equity - unrealized gain or loss on financial assets at FVOCI, respectively.

Equity investments in non-listed stocks previously carried at cost under IAS 39 are designated as FVOCI and remeasured at fair values.  As a result, financial assets at FVOCI and other equity - unrealized gain or loss on financial assets at FVOCI were increased by $1,842 million and $1,843 million, respectively, and noncontrolling interests was decreased by $1 million. Some investments that previously classified as available-for-sale and measured at cost under IAS 39 were classified mandatorily as FVTPL under IFRS 9 as the contractual cash flows are not solely payments of principal and interest on the principal outstanding and such investments are not equity instruments.

The Company recognized impairment loss on certain investments in equity securities previously classified as available-for-sale and measured at cost and the loss was accumulated in retained earnings under IAS 39.  Since those investments were designated as financial assets measured at FVOCI under IFRS 9 and no impairment assessment is required, an adjustment was made that resulted in a decrease of $1,516 million in other equity - unrealized gain or loss on financial assets at FVOCI and an increase of the $1,516 million in retained earnings on January 1, 2018.

3)

Upon the application of IFRS 9, all derivative and non-derivative financial assets and financial liabilities which were designated as hedging instruments are presented as hedging financial assets and hedging financial liabilities for starting from January 1, 2018.

As the Company expects there is no tax obligation upon the disposal of the available-for-sale financial assets, the deferred income tax liabilities was decreased by $1 million, unrealized gain or loss on available-for-sale financial assets was increased by $4 million and noncontrolling interests was decreased by of $3 million, respectively.

Schedule of Anticipated Impacts on Assets, Liabilities and Equity from Retrospective Application of IFRS 15

Impact on items of assets, liabilities and equity

	Carrying Amount Before Retrospective Adjustments as of January 1, 2018	Adjustments Arising from Initial Application of IFRS 15	Carrying Amount After Retrospective Adjustments as of January 1, 2018
	NT$	NT$	NT$
	(In Millions)
Contract assets - current	$—	$6,065	$6,065
Trade notes and accounts receivable, net	$31,941	(118)	$31,823
Inventories	$8,840	(132)	$8,708
Prepayments - current	$2,188	(7)	$2,181
Other current assets	$2,183	132	$2,315
Contract assets - noncurrent	$—	3,917	$3,917
Incremental costs of obtaining contracts	$—	2,474	$2,474
Total effect on assets		$12,331

Contract liabilities - current	$—	$8,004	$8,004
Current tax liabilities	$8,674	2,227	$10,901
Provisions - current	$189	(88)	$101
Advance receipts	$8,842	(8,842)	$—
Other current liabilities	$1,081	72	$1,153
Contract liabilities - noncurrent	$—	2,626	$2,626
Deferred revenue	$3,612	(3,612)	$—
Other noncurrent liabilities	$3,458	1,072	$4,530
Total effect on liabilities		$1,459

Total effect on equity (unappropriated earnings)	$54,633	$10,872	$65,505

Summary of Increase (Decrease) in Assets, Liabilities and Equity Resulting from the Application of IFRS 15 On the Balance Sheet Date

The following table shows the increase (decrease) in assets, liabilities and equity resulting from the application of IFRS 15 on the balance sheet date.

December 31
2018
NT$
(In Millions)
Contract assets - current	$4,869
Trade notes and accounts receivable, net	(109)
Inventories	(80)
Prepayments - current	(12)
Other current assets	80
Contract assets - noncurrent	2,344
Incremental costs of obtaining contracts	1,335
Assets	$8,427

Contract liabilities - current	$10,688
Current tax liabilities	1,419
Provisions - current	(52)
Advance receipts	(11,277)
Other current liabilities	340
Contract liabilities - noncurrent	2,595
Deferred revenue	(3,748)
Other noncurrent liabilities	1,172
Liabilities	$1,137

Equity (unappropriated earnings)	$7,290

Schedule of Increase (Decrease) in Net Income Resulting from the Application of IFRS 15

The following table shows the increase (decrease) in net income resulting from the application of IFRS 15.

Year Ended December 31
2018
NT$
(In Millions)
Revenues	$(3,228)
Operating costs	2,455
Operating expenses	(1,293)
Income from operations	(4,390)
Income tax expense	(808)
Net income	$(3,582)

Decrease in net income attributable to:
Stockholders of the parent	$(3,582)
Noncontrolling interests	—
$(3,582)
Impact on earnings per share(NT$):
Basic earnings per share	$(0.46)
Diluted earnings per share	$(0.46)

Schedule of Anticipated Impacts on Assets, Liabilities and Equity from Retrospective Application of IFRS 16

Anticipated impacts on assets, liabilities and equity

	Carrying Amount as of December 31, 2018	Adjustments Arising from Initial Application of IFRS 16	Adjusted Carrying Amount as of January 1, 2019
	NT$	NT$	NT$
	(In Millions)
Prepayments - current	$1,873	$(245)	$1,628
Property, plant and equipment	$288,914	(1,309)	$287,605
Right-of-use assets	$—	12,163	$12,163
Deferred income tax assets	$3,554	26	$3,580
Prepayments - noncurrent	$3,463	(414)	$3,049
Total effect on assets		$10,221

Contract liabilities - current	$10,688	$214	$10,902
Lease liabilities - current	$—	3,394	$3,394
Other payables	$23,315	(48)	$23,267
Other current liabilities	$1,382	(214)	$1,168
Contract liabilities - noncurrent	$2,595	3,483	$6,078
Deferred income tax liabilities	$1,992	—	$1,992
Lease liabilities - noncurrent	$—	6,946	$6,946
Other noncurrent liabilities	$4,793	(3,483)	$1,310
Total effect on liabilities		$10,292

Unappropriated earnings	$66,626	$(51)	$66,575
Noncontrolling interests	$9,857	$(20)	$9,837
Total effect on equity		$(71)